RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Disclosure of information about right of use assets

Figures in millions	Mine infrastructure	Land and buildings	Total
	US Dollars
Cost
Balance at 1 January 2023	345	15	360
Additions	77	6	83
Derecognition and other movements (1)	(48)	—	(48)
Translation	(1)	1	—
Balance at 31 December 2023	373	22	395

Accumulated amortisation and impairments
Balance at 1 January 2023	197	7	204
Amortisation for the year	77	3	80
Impairment	10	—	10
Impairment reversal	(3)	—	(3)
Derecognition and other movements (1)	(38)	—	(38)
Balance at 31 December 2023	243	10	253
Net book value at 31 December 2023	130	12	142

Cost
Balance at 1 January 2024	373	22	395
Acquired through business combination	2	2	4
Additions	69	—	69
Derecognition and other movements (1)	(15)	—	(15)
Translation	(18)	1	(17)
Balance at 31 December 2024	411	25	436

Accumulated amortisation and impairments
Balance at 1 January 2024	243	10	253
Amortisation for the year	83	3	86
Derecognition and other movements (1)	(14)	—	(14)
Translation	(12)	—	(12)
Balance at 31 December 2024	300	13	313
Net book value at 31 December 2024	111	12	123

Cost
Balance at 1 January 2025	411	25	436
Additions	156	3	159
Derecognition and other movements (1)	(23)	6	(17)
Disposal of subsidiary (refer to Note 14.1)	(26)	—	(26)
Translation	18	1	19
Balance at 31 December 2025	536	35	571

Accumulated amortisation and impairments
Balance at 1 January 2025	300	13	313
Amortisation for the year	99	3	102
Derecognition and other movements (1)	(19)	—	(19)
Impairment reversal	(5)	—	(5)
Disposal of subsidiary (refer to Note 14.1)	(19)	—	(19)
Translation	12	—	12
Balance at 31 December 2025	368	16	384
Net book value at 31 December 2025	168	19	187
(1)Derecognition and other movements include amounts relating to modifications and terminations of leased assets.

Disclosure of quantitative information about leases for lessee

Figures in millions	2025	2024	2023
	US Dollars
Amounts recognised in the statement of cash flows including expenses on short- term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	625	861	939

Amounts recognised in the income statement for lease payments not included in lease liabilities
Expenses on short-term leases	25	23	32
Expenses on variable lease payments (1)	486	734	800
Expenses on leases of low value assets	5	2	2
(1) The variable lease payments consist mainly of mining and drilling contracts and constitutes 78% (2024: 85%; 2023: 85%) of total lease payments made during the year. The variable nature of these contracts is to allow equal sharing of pain and gain between the Group and its contractors. These payments are predominantly driven by performance measures on a per tonne or a per meter basis. The future cash flows to which the Group is potentially exposed to are not disclosed as their variability does not permit reliable forecasts.

Figures in millions - US Dollars	2025	2024	2023

Reconciliation of lease liabilities (1)
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	141	171	186
Acquired through business combination	—	4	—
Lease liabilities recognised	160	69	83
Repayment of lease liabilities	(92)	(91)	(94)
Finance costs paid on lease liabilities	(17)	(11)	(11)
Interest charged to the income statement	18	12	12
Modifications and terminations	—	(3)	(7)
Disposal of subsidiary (refer to Note 14.1)	(6)	—	—
Translation	10	(10)	2
Closing balance	214	141	171

Lease liabilities
Non-current	155	65	98
Current	59	76	73
Total	214	141	171
(1) The Group leases a number of assets as part of its activities. These primarily include gas pipelines, ore haulage and site services, mining equipment and property. All lease contracts contain market review clauses in the event that the Group exercises its option to renew. A maturity analysis of lease liabilities is provided in Note 34.